                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE


Report for the Quarter Ended: March 31, 2009

Check here if Amendment:  [ ];       Amendment Number: ___________
   This Amendment (check only one):  [ ] is a restatement.
                                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:     Fairfax Financial Holdings Limited
   Address:  95 Wellington Street West
             Suite 800
             Toronto, ON M5J 2N7

Form 13F File Number:  028-12554

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

   Name:   Paul Rivett
   Title:  Vice President and Chief Legal Officer
   Phone:  416-367-4941

Signature, Place, and Date of Signing:


/s/ Paul Rivett                     Toronto, ON           May 14, 2009
-----------------------------

Report Type (Check one only):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              2

Form 13F Information Table Entry Total:         48

Form 13F Information Table Value Total:         $4,443,878
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.      Form 13F File Number           Name
01       028-12555                      Hamblin Watsa Investment Counsel Ltd.
02       028-12556                      V. Prem Watsa



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                       FAIRFAX FINANCIAL HOLDINGS LIMITED
                           FORM 13F INFORMATION TABLE
                                 MARCH 31, 2009

           COLUMN 1                   COLUMN 2         COLUMN 3  COLUMN 4        COLUMN 5        COLUMN 6  COLUMN 7     COLUMN 8
          ----------                 ----------        --------- --------- -------------------- ---------- -------- ----------------
                                                                   VALUE     SHRS OR   SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS          CUSIP     (X$1000)    PRN AMT   PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
------------------------------ ----------------------- --------- --------- ----------- --- ---- ---------- -------- ---- ------ ----
ALCOA INC                      COM                     013817101    66,201   9,068,567 SH        DEFINED    01,02   SOLE
BALDWIN & LYONS INC CL B       CL B                    057755209    18,340     969,875 SH        DEFINED    01,02   SOLE
BCE INC.                       COM                     05534B760    63,087   3,180,000 SH        DEFINED    01,02   SOLE
BERKSHIRE HATHAWAY INC.        CL B                    084670207       338         120 SH        DEFINED    01,02   SOLE
BERKSHIRE HATHAWAY INC.        CL A                    084670108       346           4 SH        DEFINED    01,02   SOLE
BRISTOL-MYERS SQB              COM                     110122108       218      10,000 SH        DEFINED    01,02   SOLE
BROWN & BROWN INC              COM                     115236101       227      12,000 SH        DEFINED    01,02   SOLE
BURLINGTON NORTHN SANTA FE CP  COM                     12189T104   125,593   2,088,000 SH        DEFINED    01,02   SOLE
CFS BANCORP INC.               COM                     12525D102        39      10,000 SH        DEFINED    01,02   SOLE
CRESUD S A C I F Y A           SPONSORED ADR           226406106    14,317   1,977,500 SH        DEFINED    01,02   SOLE
DELL INC                       COM                     24702R101   225,480  23,860,300 SH        DEFINED    01,02   SOLE
FIRST PLACE FINANCIAL/OHIO     COM                     33610T109        34      10,000 SH        DEFINED    01,02   SOLE
FRONTIER COMMUNICATIONS CORP   COM                     35906A108   111,650  15,593,600 SH        DEFINED    01,02   SOLE
GANNETT INC                    COM                     364730101     3,315   1,520,659 SH        DEFINED    01,02   SOLE
GENERAL ELECTRIC CO            COM                     369604903     6,680   2,620,000 SH  CALL  DEFINED    01,02   SOLE
GENERAL ELECTRIC CO            COM                     369604103   103,344  10,222,000 SH        DEFINED    01,02   SOLE
GLAXOSMITHKLINE PLC            SPONSORED ADR           37733W105       584      18,800 SH        DEFINED    01,02   SOLE
IDT CORP                       COM                     448947408        17      15,000 SH        DEFINED    01,02   SOLE
INTEL CORP                     COM                     458140100   104,804   6,973,000 SH        DEFINED    01,02   SOLE
INTERNATIONAL COAL GRP INC NEW COM                     45928H106    58,828  36,539,400 SH        DEFINED    01,02   SOLE
JOHNSON & JOHNSON              COM                     478160104   361,908   6,884,300 SH        DEFINED    01,02   SOLE
KING PHARMACEUTICALS INC       COM                     495582108    58,805   8,317,500 SH        DEFINED    01,02   SOLE
KRAFT FOODS INC                CL A                    50075N104   221,385   9,949,871 SH        DEFINED    01,02   SOLE
LEUCADIA NATL CORP             COM                     527288104    14,890   1,000,000 SH        DEFINED    01,02   SOLE
LEVEL 3 COMMUNICATIONS INC     NOTE 5.000% JAN 15 2013 52729NBM1    97,686 100,062,000 PRN       DEFINED    01,02   SOLE
LEVEL 3 COMMUNICATIONS INC     COM                     52729N100   128,134 139,276,421 SH        DEFINED    01,02   SOLE
MAGNA INTL INC                 CL A                    559222401   144,495   5,409,776 SH        DEFINED    01,02   SOLE
METHANEX CORP                  COM                     59151K108     2,349     300,000 SH        DEFINED    01,02   SOLE
NAM TAI ELECTRS INC            COM                     629865205        93      25,000 SH        DEFINED    01,02   SOLE
NEW YORK COMMUNITY BANCORP INC COM                     649445103       223      20,000 SH        DEFINED    01,02   SOLE
ODYSSEY RE HOLDINGS CORP       COM                     67612W108 1,608,209  42,399,400 SH        DEFINED    01,02   SOLE
OFFICE DEPOT INC               COM                     676220106        36      27,800 SH        DEFINED    01,02   SOLE
OLD REPUBLIC INTL CORPORATION  COM                     680223104       216      20,000 SH        DEFINED    01,02   SOLE
OVERSTOCK.COM INC              NOTE 3.750% DEC 01 2009 690370AB7    19,773  36,873,000 PRN       DEFINED    01,02   SOLE
OVERSTOCK.COM INC              COM                     690370101    31,007   3,388,774 SH        DEFINED    01,02   SOLE
PFIZER INC                     COM                     717081103   222,206  16,314,700 SH        DEFINED    01,02   SOLE
PIER 1 IMPORTS INC             NOTE 6.375% 2/15/11     720279AH1       928   2,500,000 PRN       DEFINED    01,02   SOLE
RYANAIR HLDGS PLC              SPONSORED ADR           783513104     4,484     194,100 SH        DEFINED    01,02   SOLE
SANDRIDGE ENERGY INC           COM                     80007P307     5,810     881,600 SH        DEFINED    01,02   SOLE
SANOFI AVENTIS                 SPONSORED ADR           80105N105       318      11,400 SH        DEFINED    01,02   SOLE
STEWART ENTERPRISES INC        CL A                    860370105    13,187   4,082,546 SH        DEFINED    01,02   SOLE
US BANCORP DEL                 COM NEW                 902973304   231,386  15,837,500 SH        DEFINED    01,02   SOLE
USG Corp                       COM NEW                 903293405    55,641   7,311,500 SH        DEFINED    01,02   SOLE
VIACOM INC - CL. B             CL B                    92553P201     6,940     400,000 SH        DEFINED    01,02   SOLE
WAL-MART STORES INC            COM                     931142103    11,440     220,000 SH        DEFINED    01,02   SOLE
WELLS FARGO & CO. NEW          COM                     949746101   285,209  20,028,700 SH        DEFINED    01,02   SOLE
WESCO FINANCIAL CORP           COM                     950817106       299       1,100 SH        DEFINED    01,02   SOLE
ZENITH NATL INS CORP           COM                     989390109    13,378     555,800 SH        DEFINED    01,02   SOLE